Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11.	Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 50,000,000 shares of common stock with $ 0.001 par value. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

Sales of Unregistered Securities and Conversion of Convertible Promissory Notes

On December 11, 2015, the Company commenced a private offering of securities (“December offering”),with certain accredited investors for up to 1,666,666 Units for a price of $1.20 per Unit. Each Unit consisted of two (2) shares of common stock and a warrant to purchase one (1) share of common stock. The warrants are immediately exercisable to purchase one (1) share of common stock at an exercise price of $0.65 per share and contain a cashless exercise provision and have a term of five years. This Offering was open for a period terminating on December 31, 2015 with an option to extend until January 31, 2016 at the election of the Company. Simultaneously with this Offering, the Company also offered to existing Noteholders the ability to convert into Common Stock any outstanding convertible notes issued by the Company, plus accrued interest, at each note’s conversion price. In addition, upon such conversion, Noteholders received Noteholder warrants on the same terms as investors in the Offering. The warrants are immediately exercisable to purchase one (1) share of common stock at an exercise price of $0.65 per share and contain a cashless exercise provision and have a term of five years.

Through December 31, 2015, the Company entered into security purchase agreements with accredited investors for 1,160,067 Units, which consisted of 2,320,134 shares of common stock, par value, $0.001 per share with 1,160,067 warrants, for aggregate cash proceeds of $1,392,080.

Subsequent to December 31, 2015, the Company entered into security purchase agreements with accredited investors for 506,599 Units, which consisted of 1,013,198 shares of common stock, par value, $0.01 per share with with 506,599 warrants for aggregate cash proceeds of $607,919. See the Subsequent Events Note 15 to the Consolidated Financial Statements.

Through December 31, 2015, Noteholders exchanged $2,033,868 of convertible promissory notes with accrued interest of $428,779 for 5,465,216 shares of common stock and 2,052,206 of warrants. Of the exchange, $1,808,068 of convertible promissory notes and $366,484 of accrued interest was with related party Noteholders.

Subsequent to December 31, 2015, Noteholders exchanged $135,000 of convertible promissory notes with accrued interest of $35,038 of accrued interest for 303,639 shares of common stock and 141,698 warrants. See the Subsequent Events Note 15 to the Consolidated Financial Statements.

The Company retained Taglich Brothers, Inc. (the “Placement Agent”) as the exclusive placement agent for the Offering. In connection with the Offering, the Company paid the Placement Agent a cash payment of 8% of the gross proceeds through the sale of the securities and the face value of the current outstanding convertible promissory notes that were converted, and approximately $30,000 for reimbursement for reasonable out of pocket expenses, FINRA filing fees and related legal fees. Total cash payment totaled $338,378 for the period ended December, 31, 2015. In addition, the Placement Agent earned warrants to purchase 232,013 shares of common stock, which represented 10% of the Company’s common stock sold in the offering. In addition, the Placement agent earned warrants to purchase 546,521 shares of common stock from the conversion of the convertible promissory notes. The warrants have an exercise price of $0.715 per share and contain customary cashless exercise and anti-dilution protection are entitled to registration rights, and have a term of five years. Subsequent to December 31, 2015, the Placement Agent received $62,237 in cash payments in addition to warrants to purchase 131,682 shares of common stock.. See the Subsequent Events Note 15 to the Consolidated Financial Statements.

During the twelve months ended December 31, 2015, the Company charged $1,647,610 in interest expense for the warrants issued to the Noteholders and $435,718 in underwriting expenses in regards to the warrants issued to the Placement Agent for the convertible promissory notes, utilizing the Black-Scholes valuation model to value the warrants issued. The fair value of warrants issued was determined to be $0.80.

The estimated values of warrants, as well as the assumptions that were used in calculating such values, were based on estimates at the issuance date as follows:

	Noteholders	Placement Agent
Risk-free interest rate	1.76%	1.54%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%

Pursuant to the Purchase Agreement, the Company agreed to (a) file a registration statement with the SEC no later than June 27, 2016 covering the re-sale of the Common Stock shares sold in the Offering and the Common Stock shares issuable upon exercise of the Placement Agent warrants. The Company also agreed to use commercially reasonable efforts to have the Registration Statement become effective as soon as possible after filing (and in any event within 90 days of the filing of such Registration Statement).

The shares of Common Stock sold in the Offering were not registered under the Securities Act of 1933, as amended or the securities laws of any state, and were offered and sold in reliance on the exemption from registration afforded by Section 4(2) and Regulation D (Rule 506) under the Securities Act and corresponding provisions of state securities laws, which exempt transactions by an issuer not involving any public offering. The investors are “accredited investors” as such term is defined in Regulation D promulgated under the Securities Act.

Shares Issued and Outstanding and Shares Reserved for Exercise of Warrants

Since the issuance of the shares of Common Stock described herein, the Company has 14,908,439 shares of Common Stock issued and outstanding; and 5,794,700 shares reserved for issuance upon the exercise of outstanding warrants, as of December 31, 2015. For more information, see the Note 15 to the Consolidated Financial Statements, titled “Subsequent Events.”

Return to Treasury of Shares and Issuance of Contingent Warrants

On February 15, 2013, the Company and A. Michael Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby A. Michael Chretien returned 500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for A. Michael Chretien returning to treasury 500,000 shares of common stock he owns, the Company issued one four-year warrant to A. Michael Chretien with a right to purchase 500,000 shares of common stock at $0.007 per share within four years of the shareholders of the Company increasing the number of authorized shares of common stock of the Company, with piggyback registration rights. The warrant has a right of first refusal for A. Michael Chretien to exercise up to 500,000 shares prior to the Company issuing shares of common stock in any transaction. The Company issued the warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC. Subsequent to December 31, 2015, A. Michael Chretien exercised his right to purchase 500,000 common stock at $0.007 per share. For more information, see the Note 15 to the Consolidated Financial Statements, titled “Subsequent Events.”

On February 15, 2013, the Company and Matthew Chretien, a member of the Board of Directors of the Company, entered into a return to treasury agreement dated February 15, 2013, whereby Matthew Chretien returned 500,000 shares of common stock of the Company, par value $0.001 per share to the Company. As consideration for Matthew Chretien returning to treasury 500,000 shares of common stock he owns, the Company issued one four-year warrant to Matthew Chretien with a right to purchase 500,000 shares of common stock at $0.007 per share within four years of the shareholders of the Company increasing the number of authorized shares of common stock of the Company, with piggyback registration rights. The warrant has a right of first refusal for Matthew Chretien to exercise up to 500,000 shares prior to the Company issuing shares of common stock in any transaction. The Company issued the warrant in reliance on an exemption from registration pursuant to Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D, as promulgated by the SEC. Based on the closing price of the Company shares on February 15, 2013, of $1.96 per share, the approximate value of 500,000 shares is equal to $980,000.